Consolidated statements of cash flows - DKK (kr) kr in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Consolidated statements of cash flows
Operating result	kr (449,120)	kr (402,135)	kr (587,942)
Bargain purchase	(36,692)	0	0
Depreciation and amortization	25,567	6,176	13,682
Adjustments for other non-cash items	44,977	13,418	12,019
Change in working capital	43,133	(13,224)	10,873
Financial income received	901	5,100	5,413
Financial expenses paid	(5,862)	(1,362)	(3,390)
Deferred revenue	(34,532)	150,787	139,890
Income tax paid/received	0	0	93
Cash flow from operating activities	(411,628)	(241,240)	(409,455)
Acquisition of Valeritas business, net of cash acquired	(167,725)	0	0
Royalty expenses regarding sale of future royalty and milestones	0	(6,575)	0
Change in deposits	(3,583)	(4,531)	(6,250)
Purchase of other investments	0	(22,804)	(22,804)
Purchase of property, plant and equipment	(29,491)	(14,569)	(21,036)
Purchase of intangible assets	0	0	(2,480)
Sale of property, plant and equipment	0	25	25
Dividends on securities	0	0	878
Cash flow from investing activities	(200,799)	(48,454)	(51,666)
Proceeds from issuance of shares related to exercise of warrants	38,832	29,283	52,468
Proceeds from issuance of shares	794,929	645,145	645,145
Costs related to issuance of shares	(42,689)	(13,977)	(14,444)
Lease installments	(10,246)	(4,440)	(8,689)
Cash flow from financing activities	780,826	656,011	674,480
Decrease/increase in cash and cash equivalents	168,400	366,318	213,359
Cash and cash equivalents at beginning of period	1,081,060	860,635	860,635
Exchange rate adjustments	(17,775)	15,918	7,066
Cash and cash equivalents at end of period	kr 1,231,685	kr 1,242,871	kr 1,081,060